As filed with the Securities and Exchange Commission on June 10, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22358

Rochdale Structured Claims Fixed Income Fund, LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

212-702-3500
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2011

Item 1. Report to Shareholders.

Rochdale Structured Claims Fixed Income Fund, LLC

Semi-Annual Report
March 31, 2011

Rochdale Structured Claims Fixed Income Fund, LLC

Semi-Annual Report

March 31, 2011

TABLE OF CONTENTS

Page
Financial Statements
Statement of Net Assets	2
Statement of Operations	3
Statement of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-13
Financial Highlights	14
Investment Breakdown	15
Additional Information

Rochdale Structured Claims Fixed Income Fund (RSCFIF)
Semi-Annual Report

May 25, 2011

Dear Fellow Shareholders,

The Rochdale Structured Claims Fixed Income Fund ("RSCFIF" or the "Fund") offers an opportunity for portfolio diversification through an investment in a pool of structured legal settlements with an investment objective that seeks safety of principal and above average current income. The Fund is collateralized by a note secured by cash flows from a diversified pool of annuities, purchased to cover structured legal settlements that have been acquired through a formal legal process from the claimant.  Investment returns are generated by the interest income of cash flow payments received from each underlying annuity.

For the six months ended March 31, 2011, the Fund returned 3.41% and is on track to generate the 7% interest income expected at inception. In addition, the Fund received monthly interest and distribution of capital payments consistent with the planned cash flows during the period.

While we believe the U.S. economy is on a moderately positive and self-sustaining growth path for the rest of 2011, there are a number of uncertainties presently that have raised concern among fixed income investors. In our minds, the largest concern is the fact that U.S. Treasuries, although nominally safe, are paying too low of a yield due to the policy actions taken by the Federal Reserve. As a result, we believe the nominal safety of U.S. Treasuries is not worth the investment risks of earning a substandard return for longer term bonds, meaning more than 10 years long.  Investors have also grown worried about inflation.  While we do not see inflation as being a significant risk over the next 12 months, should it occur, a solid cash flowing investment like RSCFIF is likely to generate a good yield after inflation.

We are all focusing on the troubles with Greece and other European country government bonds, and indications are many will have to be restructured (read: they will default) at some point in the future. Indeed, the day of reckoning seems to be the only uncertainty.  The U.S. too has generated concern about large ongoing budget deficits. It is a matter of simple economics that a government which takes in 1 trillion dollars less in revenues than it is currently paying out has to make some very significant choices in the next few years. Unfortunately, given what we know about politics, we do not have confidence that the spending and tax decisions necessary to get our fiscal house in order will be made before the 2012 elections.  Rather, we believe it will be investors in U.S. government bonds who ultimately are the most influential force in bringing about action on the U.S. deficit. Until then, more years of accumulating debt will occur before real reform on spending and taxes are made.

In light of all the above, the stability and known values of the RSCFIF’s cash flows makes the Fund an ideal fixed income holding for such uncertain times.  Compared to equivalent fixed income or annuities, the 7.0%+ fixed yield from RSCFIF provides above average levels of current income with low volatility.  Overall, RSCFIF seeks to bring preservation of principal, reliability of cash flows, and high yield to a portfolio.  The Fund is backed by well-diversified, investment grade insurance companies, which are, in our view, highly secured.  In addition, we believe that adding stable non-equity, non-traditional investments provides significant diversification benefits to the equity portion of a portfolio during downside markets.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
Rochdale Investment Management LLC

Important Disclosures

Performance quoted represents past performance and is unaudited. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

An investor should consider carefully the Fund’s investment objectives, risks, charges, and expenses.  The Private Offering Memorandum contains this and other important information about the investment company, and it may be obtained by calling 800-245-9800.  Please read it carefully before investing.  RIM Securities LLC, the affiliated broker dealer for Rochdale Investment Management LLC and the Distributor of the Fund, 570 Lexington Avenue, New York, NY 10022.

The views expressed herein represent the opinions of Rochdale Investment Management and are subject to change without notice at anytime. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions.

As with all investment strategies, there are risks associated with its implementation. Applicable risks include, but are not limited to, market risk, inflation risk, credit risk, and government policy risk. There is no guarantee that investment objectives will be met and the entire investment may be lost.

Rochdale Structured Claims Fixed Income Fund is considered a long term investment with limited liquidity and should not be invested in by investors whose objectives conflict with these characteristics. The limited liquidity of the Fund, due to the absence of a public market and a current investor’s limited transfer options to other investors, results in the lack of available market prices during the life of the Fund. Valuation will be provided as detailed in the Private Offering Memorandum and may be inaccurate and may also affect the value and expenses of the Fund. The Fund invests in a single issuer note, making it a non-diversified fund and more susceptible than a diversified fund to any single economic, financial, insurance industry, political or regulatory occurrence that may affect annuities, insurance companies or the Special Purpose Entity (“SPE”) structure. Performance and likelihood of future payments depend on factors such as the business standing of the SPE and its affiliates, the insurance companies, ratings of the insurer, federal and state regulation as well as human error during the transfer process.

Rochdale Investment Management, its affiliated companies, or their respective shareholders, directors, officers and/or employees may have long or short positions in the securities discussed herein.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF NET ASSETS

March 31, 2011 (Unaudited)

ASSETS:
Investments in Securities: 101.8%
Asset Backed Security: 100.4%
Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A,	$37,647,391
February 15, 2040;(1)(2) at value (cost $37,647,391)
Short-Term Investments: 1.4%
Federated Prime Obligations Fund, 0.16%(3) (cost $532,401)	532,401
Total Investments in Securities (cost $38,179,792)(4)	38,179,792
Interest receivable	135,583
Prepaid expenses	29,516
Total assets	38,344,891
LIABILITIES:
Distribution payable	430,193
Payable to Advisor	316,825
Accrued expenses and other liabilities	91,711
Total liabilities	838,729

NET ASSETS	$37,506,162

ANALYSIS OF NET ASSETS

TOTAL MEMBERS' PAID IN CAPITAL	$37,506,162

Capital Units outstanding
(Unlimited number of Units authorized, no par value)	39,004

Net asset value, offering and redemption
price per Unit (net assets/Units outstanding)	$961.59

(1) Illiquid security.
(2) Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.
(3) 7-Day yield.
(4) Tax cost of investments is the same.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2011 (Unaudited)

INVESTMENT INCOME:
Interest Income	$1,539,952

EXPENSES:
Advisory fees	47,432
Service fees	47,432
Fund accounting and fund administration fees	52,268
Registration expense	3,960
Audit fees	18,678
Custody fees	1,600
Legal fees	13,250
Directors fees	8,000
Insurance expense	3,258
Printing and mailing	2,100
Miscellaneous	1,000
Total Expenses	198,978
Add expenses recouped (see Note 4)	66,640
Net Expenses	265,618

NET INVESTMENT INCOME	$1,274,334

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL

		Period from
		February 24, 2010*
	Six Months Ended	through
	March 31, 2011(1)	September 30, 2010

FROM OPERATIONS
Net investment income	$1,274,334	$1,599,035

Net Increase in Members' Capital Resulting From Operations	1,274,334	1,599,035

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,274,334)	(1,599,035)
From return of capital	(713,377)	(515,761)

Total distributions to members	(1,987,711)	(2,114,796)

INCREASE FROM TRANSACTIONS IN MEMBERS' CAPITAL
Proceeds from sales of members' capital units	-	38,904,187
Offering costs	-	(268,887)

Net proceeds from Members' capital units	-	38,635,300

Total increase (decrease) in Members' Capital	(713,377)	38,119,539

MEMBERS' CAPITAL
Beginning of period	38,219,539	100,000

End of period	$37,506,162	$38,219,539

* Commencement of operations.
(1) Unaudited.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CASH FLOWS

Six Months Ended March 31, 2011 (Unaudited)

CASH FLOW FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$1,274,334
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash from operating activities
Principal repayment of note receivable	695,970
Change in operating assets and liabilities
Interest receivable	2,535
Prepaid expenses	(17,526)
Payable to Advisor	261,444
Offering costs payable	(268,887)
Accrued expenses and other liabilities	(41,316)

Net cash from operating activities	1,906,554

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions	(1,783,097)
Net cash used in financing activities	(1,783,097)

Net change in cash and cash equivalents	123,457

CASH AND CASH EQUIVALENTS
Beginning of period	408,944

End of period	$532,401

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

1.	Organization

Rochdale Structured Claims Fixed Income Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company.  The Fund’s investment objective is to seek a steady level of current income with low volatility through investment in promissory notes secured by interests in receivables from insurance companies related to structured settlements.

Rochdale Investment Management LLC (the “Advisor” or “Rochdale”) is an investment advisor registered under the Investment Advisers Act of 1940, as amended, to serve as the Advisor for the Fund.

Each Member must certify that they are a qualified investor or “accredited investor” under Federal securities law and subscribe for a minimum initial investment in the Fund of $25,000.  Brokers selling units may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services in addition to receiving a portion of the sales charge.  The Fund is an illiquid investment and no Member will have the right to require the Fund to redeem its units.  The existence of the Fund is not expected to be perpetual, but will instead be self-liquidating over time or sold, with an expected life of between seven and fifteen years from inception.

2.	Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation

The Fund invested substantially all of its investable assets in the 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (“Note”) issued by a special purpose entity, Crescit Eundo Finance I, LLC.

The value of the collateral underlying the Note depends on a number of factors unique to the structured settlement industry. These include, but are not limited to, the nature and quality of the underlying settlements; the ratings and creditworthiness of the annuity providers who are obligated under the terms of the underlying settlements, the terms which are, in turn, subject to court orders (or acknowledgment letters in the case of owned annuities) to remit payments to entities, including Settlement Funding, LLC, that are wholly-owned by Peach Holdings, LLC; the physical security of the documents that evidence the underlying settlements; and the extent to which the Fund may be assured that the Fund’s security interest in the collateral is properly perfected in accordance with the protections afforded secured creditors under Article 9 of the Uniform Commercial Code.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.	Significant Accounting Policies(continued)

Security Valuation (continued)

The Fund’s Board has approved fair value procedures pursuant to which the Fund will value its investment in the Note. The fair value procedures recognize that the Note is illiquid and that no market currently exists for it, save for the potential that the Advisor may be able to effect a negotiated sale of the Note held by the Fund. The valuation shall be updated no less frequently than quarterly. These updates shall be based on various factors, as deemed appropriate by the Pricing Committee, including without limitation, the following:

(i)	Comparisons with other fixed income opportunities available in the credit markets and spreads, on a risk adjusted basis such as, without limitation:

(a)	Swap rates: the variable rate available in a swap contract for the fixed rate payable under the Portfolio Note;

(b)	Interest Rates: the Fed Funds rate (i.e. that amount the Federal Reserve charges banks for overnight borrowing) and other prevailing interest rates in the U.S.;

(c)	Credit Ratings: the weighted average rating of the Annuity Providers issuing the annuity contracts which constitute the Receivables; and

(d)	Subjective Factors: relative liquidity, creditworthiness and underlying collateral.

(ii)	Information obtained by the Advisor from the issuer of the Portfolio Notes relating to the financial position of such issuer and relevant affiliates;

(iii)	Cash flows payable by Annuity Providers under the Transaction Related Agreements;

(iv)	Credit Ratings assigned to the various Annuity Providers;

(v)
The occurrence of any significant market or company specific event that may affect the issuer, its affiliates, their capital structure (as contemplated under the terms of the transaction related documents) or the structured settlement industry; and

(vi)
Reported changes, if any, in the quality of the underlying collateral as a result of changes in such ratings, the creditworthiness of the issuer, its affiliates or the Annuity Providers or specific factors that may affect the value of collateral.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Security Valuation (continued)

The Fund adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Fund’s financial statements. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	March 31, 2011
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Note	$-	$-	$37,647,391	$37,647,391
Short-Term Investment	532,401	-	-	532,401

	$532,401	$-	$37,647,391	$38,179,792

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the six months ended March 31, 2011:

Investment in Security
Balance, September 30, 2010	$38,343,361
Realized loss	–
Change in unrealized appreciation/depreciation	–
Purchases	–
Principal payments	(695,970)
Balance, March 31, 2011	$37,647,391

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Security Valuation (continued)

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Managers. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of March 31, 2011, the Fund was invested in the following restricted security:

		Principal		Price		% Net
Security	Acquisition Date	Amount	Cost	per Share	Value	Assets
Crescit Eundo Finance I, LLC Note	February 24, 2010	$39,003	$39,003,000	$100	$39,003,000	100%

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure was effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented as compared to the previous annual report.

The second disclosure is effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Organization Expenses

Expenses incurred by the Fund in connection with the organization were expensed as incurred. The Advisor reimbursed the Fund for these expenses, subject to potential recovery (see Note 4).

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Fund Expenses

The Fund bears expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: management fees, legal fees; accounting and auditing fees; custody fees; costs of computing the Fund’s net asset value; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Members’ and Board meetings; Member record keeping and Member account services, fees, and disbursements; insurance premiums; fees for investor services and other types of expenses as may be approved from time to time by the Board.

Federal Income Taxes

The Fund intends to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss. Therefore, no federal income tax provision is reflected in the accompanying financial statements.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its 2010 tax return. During the six months ended March 31, 2011, distributions in the amount of $1,274,334 were from ordinary income for tax purposes.

 Offering Costs

Offering Costs were charged to Members’ capital in proportion to the number of units sold during the offering period.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to March 31, 2011. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)
2.   Significant Accounting Policies (continued)

Use of Estimates

 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Management

The Fund has an investment management agreement with Rochdale.  The Advisor is responsible for providing investment advisory management, certain administrative services and conducts relations with the service providers to the Fund.

The Fund will pay the Advisor an investment management fee at an annual rate equal to 0.25% of the Fund’s month-end net assets.  The investment management fee will accrue and be payable monthly.

4.	Expense Reimbursement

The Advisor has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent needed to limit the Fund’s annual operating expenses to 1.40% of net assets. To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limit in effect at the time the expenses were reimbursed or at the time these payments are proposed.

The expense reimbursement agreement allows the Advisor to request recoupment of Covered Fund Costs, as defined in the agreement (including Offering Costs advanced by the Advisor) only if the distribution to Members with respect to the year for which the recoupment is sought would (after taking into account the amount of recoupment) equal or exceed the Minimum Annual Distribution, 7.00% compounded monthly per annum per Unit. The Fund and the Advisor agree that the Advisor may request recoupment of expenses absorbed and repayment of offering costs advanced by the Advisor in the prior three years in years in which the Minimum Annual Distribution is achieved so long as the Fund’s actual annual expenses plus the amount of any requested recoupment with respect to such year, does not exceed 1.40% of net assets.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

4.   Expense Reimbursement (continued)

The initial amount available for recoupment was $306,490, consisting of $268,887 offering costs advanced by the Advisor and $37,603 expenses reimbursed by the Advisor, which were incurred during the seed audit period ended November 2009.  During the six months ended March 31, 2011, $66,640 was recouped by the Advisor.  At March 31, 2011, the remaining cumulative amount available for recoupment amounted to $239,850.  This amount may be recouped by September 30, 2013.

5.   Shareholder Servicing Arrangement

The Fund will pay a fee to the Advisor (or its affiliates) at an annual rate of 0.25% of the Fund’s month-end net assets, including assets attributable to the Advisor (or its affiliates). Services provided include, but are not limited to, handling Member inquiries regarding the Fund (e.g., responding to questions concerning investments in the Fund, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; and assisting in the maintenance of Fund records containing Member information.

6.   Distribution to Members

The Fund intends to make distributions to Members on a monthly basis in aggregate amounts representing substantially all of its net investment income, if any, during the year.  The Fund also intends to distribute monthly proceeds from any principal paydowns on the Note, which will be designated as a return of capital to Members.  Although the Fund does not expect to realize long-term capital gains except under extraordinary circumstances (such as the sale of all or a substantial portion of the Note), if it does earn such gains, they will be paid out once each year (unless otherwise permitted by the 1940 Act).  The Fund will make distributions only if authorized by the Board and declared by the Fund out of assets legally available for these distributions.

7.   Investment Transactions

For the six months ended March 31, 2011, excluding short-term securities and U.S. Government securities, sales of investments were $695,970.  There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2011.

Rochdale Structured Claims Fixed Income Fund, LLC

Financial Highlights
			Period from
	Six Months		February 24, 2010*
	Ended		through
	March 31, 2011(1)		September 30, 2010
Net Asset Value, beginning of period	$979.88		$993.10

Income from investment operations:
Net investment income	32.67		41.00
Total from investment operations	32.67		41.00

Less Distributions:
From net investment income	(32.67)		(41.00)
From return on capital	(18.29)		(13.22)
Total distributions	(50.96)		(54.22)
Net asset value, end of period	$961.59		$979.88

TOTAL RETURN - NET	3.41%	(2)	4.21%	(2)(4)

RATIOS/SUPPLEMENTAL DATA

Members' Capital, end of period ($000's)	$37,506		$38,220
Portfolio Turnover	0.00%	(2)	1.72%	(2)

Ratio of Net Investment Income to Average Net Assets:
Before waivers/reimbursements or recoupment	7.07%	(3)	6.92%	(3)
After waivers/reimbursements or recoupment	6.72%	(3)	6.92%	(3)

Ratio of Expenses to Average Net Assets:
Before waivers/reimbursements or recoupment	1.05%	(3)	1.20%	(3)
After waivers/reimbursements or recoupment	1.40%	(3)	1.20%	(3)

* Commencement of operations.
(1) Unaudited.
(2) Not Annualized.
(3) Annualized.
(4)	Represents total return on a net asset value basis. Using the initial offering price of $1,000.00, including offering costs of $6.90, total return for the period was 3.49%.

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Fund returns based on the timing of capital transactions.

The expense ratios are calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

March 31, 2011 (Unaudited)

Investment Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of March 31, 2011:

PORTFOLIO MANAGER DISCLOSURE

List of Portfolio Managers and Biographical Information

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
Carl Acebes	Chairman and Board Member	Since Inception	Founder and Chief Investment Officer of Rochdale Investment Management LLC. Founder of Rochdale Securities Corporation and the Rochdale Corporation.	Heads the team of investment professionals and is intricately involved in the firms day to day investment management and research work.
Garrett R. D’Alessandro	President	Since Inception	President, CEO and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
Carl Acebes	7, $604 million	$0	11, $717 million	92, $49 million
Garrett R. D’Alessandro	7, $604 million	$0	11, $717 million	188, $315 million

Mr. Acebes receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Acebes is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. Acebes owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rochdale Structured Claims Fixed Income Fund, LLC

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date   June 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Garrett R. D’Alessandro
                                                 Garrett R. D’Alessandro, President

Date June 9, 2011

By (Signature and Title) /s/ Edmund Towers
                                                 Edmund Towers, Treasurer

Date June 9, 2011